Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CertNYS

NYSE

02047849

1-31445

RECD S.E.C.
SEP 3 2002
1086

September 3, 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, JOHN HANCOCK LIFE INSURANCE COMPANY, 5.00% Notes due 2012 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 3, 2002. Tentative listing date – September 4, 2002.

Sincerely,

[signature]

PROCESSED
SEP 19 2002
THOMSON
FINANCIAL